INVESTMENTS IN AFFILIATES (Narrative) (Details)	1 Months Ended	12 Months Ended
	May 31, 2012 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 20, 2012
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies		¥ 15,265,937	$ 2,198,752	¥ 13,669,112	¥ 9,549,289
Percentage of equity interests acquired	9.00%
Acquisitions of businesses and investments, net of cash acquired	¥ 7,200,000	(69,606,835)	$ (10,025,470)	75,235,668	129,047,885
Cost Method Investments	¥ 7,200,000
Jinko Power Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies		¥ 15,265,937		¥ 13,669,112	¥ 9,549,284
Percentage of Ownership						28.00%